UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
Schedule of Investments (000)*
December 31, 2010 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Common Stock
Argentina — 0.3%
Telecom Argentina SA ADR	5,400	$134

Brazil — 11.6%
Banco Bradesco SA ADR	14,038	246
Banco do Brasil SA	21,000	398
Cia de Bebidas das Americas ADR	10,500	326
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,200	645
Cia de Saneamento de Minas Gerais	12,600	218
Itau Unibanco Banco Multiplo SA ADR	6,485	156
Petroleo Brasileiro SA ADR	8,500	322
Petroleo Brasileiro SPON ADR	12,400	423
Souza Cruz SA	7,300	398
Tele Norte Leste Participacoes SA ADR	24,800	365
Vale SA, Class B ADR	19,000	657
Vivo Participacoes SA ADR	8,500	277

		4,431

Chile — 1.2%
Centros Comerciales Sudamericanos SA	26,296	207
Enersis SA ADR	5,400	125
SACI Falabella	11,352	128

		460

China — 13.6%
Agricultural Bank of China Ltd., Class H [1]	370,000	186
Bank of China Ltd., Class H	1,341,000	707
China Construction Bank Corp., Class H	802,000	718
China Minsheng Banking Corp. Ltd., Class H	91,500	78
China Mobile Ltd. ADR	21,300	1,057
China Petroleum & Chemical Corp. ADR	7,900	756
China Railway Construction Corp. Ltd., Class H	67,000	81
China Zhongwang Holdings Ltd.	284,800	158
Dongfeng Motor Group Co. Ltd., Class H	118,000	203
FerroChina Ltd. [1,2,3]	258,000	—
Great Wall Motor Co. Ltd., Class H	67,000	207
Harbin Power Equipment Co. Ltd., Class H	52,000	82
Huaneng Power International Inc., Class H	114,000	60
Industrial & Commercial Bank of China, Class H	369,000	275
Renhe Commercial Holdings Co. Ltd.	1,592,000	279
Shenzhen Investment Ltd.	712,000	248
Soho China Ltd.	137,500	102

		5,197

Hong Kong — 1.3%
Bosideng International Holdings Ltd.	496,000	198

Schedule of Investments (000)* (continued)
December 31, 2010 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Hong Kong — (continued)
Hopson Development Holdings Ltd.	80,000	$86
Kingboard Chemical Holdings Ltd.	39,000	233

		517

India — 5.7%
Bank of India	31,119	315
Hindalco Industries Ltd.	130,001	718
IDBI Bank Ltd.	152,283	562
Oil & Natural Gas Corp. Ltd.	11,632	335
Tata Motors Ltd.	9,391	275

		2,205

Indonesia — 2.3%
Astra International	49,000	297
Kalbe Farma	1,627,000	586

		883

Malaysia — 3.8%
Affin Holdings Bhd	214,700	215
Axiata Group Bhd [1]	370,900	571
IOI Corp. Bhd	131,300	248
PLUS Expressways Bhd	90,100	132
Sime Darby Bhd	99,100	283

		1,449

Mexico — 3.0%
Alfa SAB de CV, Class A	7,800	78
America Movil SAB de CV, Class L ADR	5,095	292
Embotelladoras Arca SAB de CV	45,200	220
Grupo Mexico SAB de CV, Class B	138,794	571

		1,161

Poland — 3.5%
KGHM Polska Miedz SA	14,094	826
Polski Koncern Naftowy Orlen SA	16,612	258
Tauron Polska Energia SA [1]	110,467	246

		1,330

Russia — 6.2%
Gazprom OAO	33,594	210
Gazprom OAO ADR	41,015	1,037
LUKOIL OAO ADR	13,175	745
Surgutneftegas ADR	10,900	117
Tatneft ADR	7,800	259

		2,368

Singapore — 1.4%
China Yuchai International Ltd.	17,300	548

Schedule of Investments (000)* (continued)
December 31, 2010 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Africa — 5.8%
Aveng Ltd.	71,353	$467
British American Tobacco PLC	1,090	42
Discovery Holdings Ltd.	27,000	161
Growthpoint Properties Ltd.	114,305	318
Liberty Holdings Ltd.	9,847	108
Massmart Holdings Ltd.	5,896	131
MMI Holdings Ltd.	123,982	312
Redefine Properties Ltd.	127,458	154
Sanlam Ltd.	84,224	356
Shoprite Holdings Ltd.	10,675	161

		2,210

South Korea — 12.8%
Daishin Securities Co. Ltd.	27,170	400
Hana Financial Group Inc.	8,350	322
Hansol Paper Co.	14,960	141
Honam Petrochemical Corp.	778	186
Hyundai Heavy Industries Co. Ltd.	1,872	739
Kia Motors Corp.	2,800	126
Kolon Industries Inc.	3,000	197
KT Corp.	5,100	210
KT&G Corp.	3,792	219
LG Chemical Ltd.	263	92
LG Display Co. Ltd. ADR	12,100	215
Meritz Fire & Marine Insurance Co. Ltd.	28,240	219
Poongsan Corp.	9,990	427
Samsung Electronics Co. Ltd.	1,501	1,270
SK Telecom Co. Ltd. ADR	8,400	157

		4,920

Taiwan — 11.6%
Ability Enterprise Co. Ltd.	123,000	211
China Development Financial Holding Corp.	735,000	324
China Petrochemical Development Corp. [1]	156,000	154
Chong Hong Construction Co.	27,540	77
Compal Electronics Inc.	380,316	504
Coretronic Corp.	120,000	196
Farglory Land Development Co. Ltd.	26,000	70
Formosa Plastics Corp.	38,000	127
Gigabyte Technology Co. Ltd.	313,000	329
Grand Pacific Petrochemical	344,000	246
Highwealth Construction Corp.	82,000	184
HTC Corp.	14,000	431
Huaku Development Co. Ltd.	23,000	70
Hung Poo Real Estate Development Corp.	58,000	86

Schedule of Investments (000)* (continued)
December 31, 2010 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — (continued)
Inventec Co. Ltd.	128,150	$73
Lite-On Technology Corp.	162,529	223
Quanta Computer Inc.	73,060	153
Radium Life Tech Co. Ltd.	21,880	33
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,402	820
Wistron Corp.	75,600	154

		4,465

Thailand — 2.0%
Bangkokland PLC [1]	1,089,000	26
Charoen Pokphand Foods	505,500	414
Thanachart Capital	143,400	171
TPI Polene	363,200	148

		759

Turkey — 2.6%
Aksa Akrilik Kimya Sanayii	46,939	113
Arcelik AS	5,892	30
KOC Holding AS	—	—
Selcuk Ecza Deposu Ticaret ve Sanayi AS	36,520	61
Tupras Turkiye Petrol Rafine	14,008	351
Turk Hava Yollari [1]	51,848	182
Turkiye Sise ve Cam Fabrikalari AS [1]	118,746	209
Vestel Elektronik Sanayi [1]	37,637	60

		1,006

Total Common Stock (Cost $27,660) — 88.7%		34,043

Exchange Traded Funds
iShares MSCI Emerging Markets Index Fund	23,600	1,124
Vanguard Emerging Markets Fund	24,500	1,180

Total Exchange Traded Funds (Cost $2,258) — 6.0%		2,304

Preferred Stock
Brazil — 2.1%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	24,929	482
Investimentos Itau SA	40,156	320

		802

South Korea — 2.1%
Hyundai Motor Co.	10,758	608

Schedule of Investments (000)* (continued)
December 31, 2010 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
LG Chemical Ltd.	1,396	$198

		806

Total Preferred Stock (Cost $1,366) — 4.2%		1,608

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.140% **	1,098,175	1,098

Total Short-Term Investment (Cost $1,098) — 2.9%		1,098

Rights
Banco Bradesco SA, Expires 02/02/2011 [1]	130	—

Total Rights (Cost $—) — 0.0%		—

Total Investments — 101.8% (Cost $32,382)		39,053

Liabilities in Excess of Other Assets — -1.8%		(699)

Net Assets — 100.0%		$38,354

*	Except for share data.

**	The rate reported is the 7-day effective yield as of December 31, 2010.

1	Non-income producing security.

2	Securities considered illiquid. The total market value of such securities as of December 31, 2010 was $— and represented 0.0% of net assets.

3	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
Amounts designated as “—” are $0, or are rounded to $0.
At December 30, 2010, the tax basis cost of the Fund’s investments was $32,382 and the unrealized appreciation and depreciation were $8,327 and ($1,656), respectively.

Schedule of Investments (000)*(concluded)
December 31, 2010 (Unaudited)
Causeway Emerging Markets Fund
The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2^	Level 3	Total

Investments in Securities
Common Stock	$9,855	$24,188	$—	$34,043
Exchange Traded Funds	2,304	—		2,304
Preferred Stock	802	806	—	1,608
Short-Term Investment	1,098	—	—	1,098
Rights	—	—	—	—

Total Investments in Securities	$14,059	$24,994	$—	$39,053

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-002-0800

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President

Date: February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan

Turner Swan, President

Date: February 24, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson, Treasurer

Date: February 24, 2011